Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Changes in Property, Plant and Equipment
The table below shows the changes in property, plant and equipment for the fiscal years ended March 31, 2026 and 2025.

	Land	Buildings	Right of use assets	Others	Total
	(In millions)
Cost	¥484,383	¥831,805	¥663,825	¥479,797	¥2,459,810
Accumulated depreciation and impairment losses	(9,087)	(496,625)	(266,079)	(340,926)	(1,112,717)

Net carrying amount at April 1, 2024	475,296	335,180	397,746	138,871	1,347,093

Additions	1,856	25,813	64,596	74,568	166,833
Acquisition of subsidiaries and businesses	—	—	—	—	—
Disposals	(8,037)	(3,435)	(4,097)	(3,275)	(18,844)
Depreciation	—	(23,023)	(87,449)	(28,401)	(138,873)
Impairment losses	(506)	(3,277)	(92)	(1,586)	(5,461)
Exchange differences	(612)	(275)	(1,536)	21	(2,402)
Others	322	4,198	(2,599)	(31,265)	(29,344)

Net carrying amount	468,319	335,181	366,569	148,933	1,319,002

Cost	475,388	833,636	639,685	495,240	2,443,949
Accumulated depreciation and impairment losses	(7,069)	(498,455)	(273,116)	(346,307)	(1,124,947)

Net carrying amount at March 31, 2025	468,319	335,181	366,569	148,933	1,319,002

Additions	10,002	35,244	68,807	129,057	243,110
Acquisition of subsidiaries and businesses	—	1	—	197	198
Disposals	(8,970)	(1,637)	(6,800)	(2,265)	(19,672)
Depreciation	—	(22,975)	(86,766)	(29,424)	(139,165)
Impairment losses	(769)	(2,470)	—	(576)	(3,815)
Exchange differences	454	1,534	7,191	5,430	14,609
Others	942	8,686	2,612	(55,937)	(43,697)

Net carrying amount	469,978	353,564	351,613	195,415	1,370,570

	Land	Buildings	Right of use assets	Others	Total
	(In millions)
Cost	476,702	864,899	667,204	546,212	2,555,017
Accumulated depreciation and impairment losses	(6,724)	(511,335)	(315,591)	(350,797)	(1,184,447)

Net carrying amount at March 31, 2026	¥469,978	¥353,564	¥351,613	¥195,415	¥1,370,570